CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Apr. 30, 2015	Apr. 30, 2014
Real estate investments
Property owned		$ 1,546,367	$ 1,450,216
Less accumulated depreciation		(313,308)	(302,405)
Total property owned		1,233,059	1,147,811
Development in progress		153,994	104,609
Unimproved land		25,827	22,864
Total real estate investments	[1]	1,412,880	1,275,284
Other assets
Assets held for sale and assets of discontinued operations		463,103	457,307
Cash and cash equivalents		48,970	47,267
Other investments		329	329
Receivable arising from straight-lining of rents, net of allowance of $718 and $796, respectively		15,617	16,009
Accounts receivable, net of allowance of $438 and $248, respectively		2,865	8,454
Real estate deposits		2,489	145
Prepaid and other assets		3,174	3,948
Intangible assets, net of accumulated amortization of $19,610 and $17,286, respectively		26,213	30,895
Tax, insurance, and other escrow		10,073	16,225
Property and equipment, net of accumulated depreciation of $1,464 and $2,041, respectively		1,542	1,674
Goodwill		1,718	1,100
Deferred charges and leasing costs, net of accumulated amortization of $8,077 and $8,892, respectively		8,864	10,584
TOTAL ASSETS		1,997,837	1,869,221
LIABILITIES
Liabilities held for sale and liabilities of discontinued operations		321,393	332,731
Accounts payable and accrued expenses		56,399	45,117
Revolving line of credit		60,500	22,500
Mortgages payable		668,112	678,955
Construction debt and other		144,111	63,169
TOTAL LIABILITIES		$ 1,250,515	$ 1,142,472
COMMITMENTS AND CONTINGENCIES (NOTE 15)
REDEEMABLE NONCONTROLLING INTERESTS - CONSOLIDATED REAL ESTATE ENTITIES		$ 6,368	$ 6,203
Common Shares of Beneficial Interest (Unlimited authorization, no par value, 124,455,624 shares issued and outstanding at April 30, 2015, and 109,019,341 shares issued and outstanding at April 30, 2014)		951,868	843,268
Accumulated distributions in excess of net income		(438,432)	(389,758)
Total Investors Real Estate Trust shareholders' equity		652,110	592,184
Noncontrolling interests - Operating Partnership (13,999,725 units at April 30, 2015 and 21,093,445 units at April 30, 2014)		58,325	105,724
Noncontrolling interests - consolidated real estate entities		30,519	22,638
Total equity		740,954	720,546
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTERESTS AND EQUITY		1,997,837	1,869,221
Preferred Class A [Member]
Preferred Shares of Beneficial Interest (Cumulative redeemable preferred shares)		27,317	27,317
Preferred Class B [Member]
Preferred Shares of Beneficial Interest (Cumulative redeemable preferred shares)		$ 111,357	$ 111,357

[1]	The net basis of the Company's real estate investments for Federal Income Tax purposes was $1.7 billion, $1.5 billion and $1.5 billion at April 30, 2015, 2014 and 2013, respectively.